Fair value of financial instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets		$ 21,798		$ 16,733
Financial assets at fair value through profit or loss		8,750		0
Securities and other financial assets		123,598		95,484
Total derivative financial instrument -assets		2,688		13,338
Total financial assets at fair value		39,509		38,473
Total derivative financial instrument - liabilities		34,043		34,943
Total financial liabilities at fair value		34,043		34,943
Debt securities [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss		8,750
Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Securities and other financial assets		0		25,135
Total derivative financial instrument -assets		0		0
Total financial assets at fair value		0		25,135
Total derivative financial instrument - liabilities		0		0
Total financial liabilities at fair value		0		0
Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss		0
Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Securities and other financial assets		28,071		0
Total derivative financial instrument -assets		2,688		13,338
Total financial assets at fair value		30,759		13,338
Total derivative financial instrument - liabilities		34,043		34,943
Total financial liabilities at fair value		34,043		34,943
Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss		0
Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Securities and other financial assets		8,750		0
Total derivative financial instrument -assets		0		0
Total financial assets at fair value		8,750		0
Total derivative financial instrument - liabilities		0		0
Total financial liabilities at fair value		0		0
Level 3 of fair value hierarchy [member] | Debt securities [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through profit or loss		8,750
Interest rate swaps [Member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets		621		129
Total derivative financial instrument - liabilities		9,410		4,789
Interest rate swaps [Member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets		0		0
Total derivative financial instrument - liabilities		0		0
Interest rate swaps [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets		621		129
Total derivative financial instrument - liabilities		9,410		4,789
Interest rate swaps [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets		0		0
Total derivative financial instrument - liabilities		0		0
Cross-currency interest rate swaps [Member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets		1,134		4,550
Total derivative financial instrument - liabilities		17,378		30,154
Cross-currency interest rate swaps [Member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets		0		0
Total derivative financial instrument - liabilities		0		0
Cross-currency interest rate swaps [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets		1,134		4,550
Total derivative financial instrument - liabilities		17,378		30,154
Cross-currency interest rate swaps [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets		0		0
Total derivative financial instrument - liabilities		0		0
Foreign exchange forward [Member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets		933		8,659
Total derivative financial instrument - liabilities		7,255
Foreign exchange forward [Member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets		0		0
Total derivative financial instrument - liabilities		0
Foreign exchange forward [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets		933		8,659
Total derivative financial instrument - liabilities		7,255
Foreign exchange forward [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets		0		0
Total derivative financial instrument - liabilities		0
Corporate debt [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	[1]	6,157
Corporate debt [member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	[1]	0
Corporate debt [member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	[1]	6,157
Corporate debt [member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	[1]	0
Sovereign debt [Member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets		15,641	[1]	16,733	[2]
Sovereign debt [Member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets		0	[1]	16,733	[2]
Sovereign debt [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets		15,641	[1]	0	[2]
Sovereign debt [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets		0	[1]	0	[2]
Equity investments [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets		6,273	[1]	8,402
Equity investments [member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets		0	[1]	8,402
Equity investments [member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets		6,273	[1]	0
Equity investments [member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets		$ 0	[1]	$ 0

[1]	At December 31, 2018, investment securities and equity instrument at FVOCI for $21.8 million and $6.3 million, respectively; were reclassified from level 1 to level 2 of the fair value hierarchy due to changes in market conditions causing that the quoted prices were no longer active for these financial instruments.
[2]	At December 31, 2017, securities at FVOCI with a carrying amount of $3.0 million were reclassified from level 2 to level 1 of the fair value hierarchy, due to an upgrade valuation of Bloomberg “BVAL” from 7 to 10 during 2017.